Share-Based Compensation - Schedule of Weighted Average Assumptions Used (Details) (10Q)	6 Months Ended
Sep. 30, 2018 $ / shares
Compensation Related Costs [Abstract]
Exercise Price	$ 0.01
Expected Terms (years)	10 years
Volatility	45.59%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.84%